Other Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current payables	¥ 204	¥ 193
Other Noncurrent Payables	85	0
Aircraft Sale And Leaseback Transaction [Member] | Additional Financing by Buyer Lessor [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current payables	531	291
Other Noncurrent Payables	¥ 143	¥ 0